EFIAA Fiduciary | Geneva Small Cap Growth Fund
Geneva Small Cap Growth Fund
INVESTMENT OBJECTIVE AND GOAL
To seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	EFIAA Fiduciary Geneva Small Cap Growth Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EFIAA Fiduciary Geneva Small Cap Growth Fund Fiduciary Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.00%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	2.01%
Fee Waivers and Expense Reimbursement		0.63%
Net Expenses	[3]	1.38%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2011.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.37% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 1.37%. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Geneva Small Cap Growth Fund Fiduciary Shares	140	570	1,025	2,287

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the sub-adviser believes demonstrate, at the time of a stock's purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management.

The Fund's investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase ("small capitalization U.S. companies"), although the Fund may invest in companies outside this range. As of September 30, 2011, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $26.8 million to $3.3 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in small capitalization U.S. companies. In selecting growth stocks for the Fund, the sub-adviser emphasizes a "bottom-up" fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company's financial statements and public disclosures). The sub-adviser's "bottom-up" approach is supplemented by "top-down" considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs").

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Small Company Risk: Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have substantial institutional ownership, and may have only cyclical, static or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small companies may be more volatile than that of a fund that invests primarily in larger companies.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing the performance of the Fund's Fiduciary Shares for calendar year 2010 and by showing how the average annual returns of the Fund's Fiduciary Shares for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	12/31/10	17.87%
Lowest Quarter	06/30/10	-5.22%
Year-to-date total return as of 9/30/2011		-10.21%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Fiduciary Geneva Small Cap Growth Fund	1 Year	Since Inception	Inception Date
Fiduciary Shares	35.90%	33.11%	Jun. 12, 2009
Fiduciary Shares Return After Taxes on Distributions	34.88%	32.47%	Jun. 12, 2009
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	23.88%	28.23%	Jun. 12, 2009
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	30.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.